OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING LEASES
Operating lease costs	$ 804	$ 894
Short term lease costs	11	52
Cash paid amounts included in measurement of operating lease liabilities	$ 789	$ 905
Weighted average remaining lease term	1 year 2 months 19 days
Weighted average discount rate	3.63%
Minimum
OPERATING LEASES
Operating lease remaining lease term	4 months 2 days
Maximum
OPERATING LEASES
Operating lease remaining lease term	1 year 5 months 8 days